Basic and diluted net earnings (loss) per share	6 Months Ended
Jun. 30, 2024
Earnings Per Share, Basic and Diluted EPS [Abstract]
Basic and diluted net earnings (loss) per share	Basic and diluted net earnings (loss) per share
Basic and diluted earnings (loss) per share have been calculated on the basis of earnings (loss) attributable to the common shareholders of the Company and the weighted average number of common shares and bonus deferral restricted share units outstanding. Diluted net earnings (loss) per share is computed using the weighted-average number of common shares, additional shares issued subsequent to quarter-end under the dividend reinvestment plan, and, if dilutive, potential incremental common shares related to the convertible debentures or resulting from the application of the treasury stock method to the Green Equity Units (note 7), as applicable, and the weighted average number of outstanding share options, PSUs, RSUs and DSUs outstanding during the period.
17.Basic and diluted net earnings (loss) per share (continued)
The reconciliation of the net earnings (loss) and the weighted average shares used in the computation of basic and diluted earnings (loss) per share are as follows:

	Three months ended		Six months ended
	June 30		June 30
	2024	2023	2024	2023
Net earnings (loss) attributable to shareholders of AQN	200,766	(253,231)	$111,620	$16,908
Series A preferred share dividend	1,448	1,142	2,203	2,290
Series D preferred share dividend	1,257	938	2,914	1,882
Net earnings (loss) attributable to common shareholders of AQN – basic and diluted	$198,061	$(255,311)	$106,503	$12,736
Weighted average number of shares
Basic	701,593,792	687,847,010	695,700,444	688,277,615
Effect of dilutive securities	2,360,493	—	2,039,030	2,838,682
Diluted	703,954,285	687,847,010	697,739,474	691,116,297
This calculation of diluted shares excludes the potential impact of 6,118,555 incremental shares that may become issuable pursuant to outstanding securities of the Company for the three months ended June 30, 2024, and 6,126,908 securities for the six months ended June 30, 2024 as they are anti-dilutive. This calculation of diluted shares for the six months ended June 30, 2023 excludes the potential impact of 6,350,530 securities, as they are anti-dilutive.